Accounts receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts receivable
Accounts receivable

	December 31, 2015	December 31, 2014
Accounts receivable – trade	$24,028	$54,733
Accounts receivable – holdbacks	—	10,741
Accounts receivable – other	708	1,029
	$24,736	$66,503

Accounts receivable – holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.